                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]            Amendment Number :__________
  This Amendment (Check only one):  [_] is a restatement
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
Address:  300 Crescent Court, Suite 1111
          Dallas, Texas 75201


Form 13F File Number: 028-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Reid S. Walker                   Contact Person: Joseph I. Worsham, II
Title:  Member of WS Capital, L.L.C., general partner of
        WS Capital Management, L.P.
Phone:  (214) 756-6056

Signature, Place and Date of Signing:

   /s/ Reid S. Walker          Dallas, Texas           February 14, 2012
   ------------------     ------------------------  ------------------------
      (Signature)              (City, State)                 (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             41
Form 13F Information Table Value Total:       $366,301
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F Information Table

Column 1:                Column 2:    Column 3:  Column 4:          Column 5:         Column 6:  Column 7:       Column 8:
---------              -------------- --------- ----------- ------------------------- ---------- --------- ---------------------
                                                                                                             Voting Authority
                                                                                                           ---------------------
                                                Fair Market Shares or
                         Title of       CUSIP      Value    Principal                 Investment   Other
Name of Issuer             Class       Number   (x $1,000)   Amount   SH/PRN Put/Call Discretion Managers    Sole    Shared None
--------------         -------------- --------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
ACADIA HEALTHCARE
 COMPANY IN            COM            00404A109    3,250      326,000   SH               SOLE       --       326,000    0     0
ACCO BRANDS CORP       COM            00081T108    7,238      750,000   SH               SOLE       --       750,000    0     0
AIXTRON SE             SPONSORED ADR  009606104    4,191      330,000   SH               SOLE       --       330,000    0     0
AMERIS BANCORP         COM            03076K108    2,518      245,000   SH               SOLE       --       245,000    0     0
ANADARKO PETE CORP     COM            032511107    9,923      130,000   SH               SOLE       --       130,000    0     0
ANADARKO PETE CORP     COM            032511107   16,793      220,000   SH     CALL      SOLE       --            --   --    --
ANAREN INC             COM            032744104    2,493      150,000   SH               SOLE       --       150,000    0     0
BBCN BANCORP INC       COM            073295107    4,011      424,393   SH               SOLE       --       424,393    0     0
CAREFUSION CORP        COM            14170T101   18,295      720,000   SH               SOLE       --       720,000    0     0
CIGNA CORPORATION      COM            125509109    2,100       50,000   SH               SOLE       --        50,000    0     0
CINEMARK HOLDINGS INC  COM            17243V102   12,203      660,000   SH               SOLE       --       660,000    0     0
CITIZENS REPUPLIC
 BANCORP IN            COM NEW        174420307    1,368      120,000   SH               SOLE       --       120,000    0     0
CLEARWATER PAPER
 CORP                  COM            18538R103    9,793      275,000   SH               SOLE       --       275,000    0     0
COMMUNITY HEALTH SYS
 INC NEW               COM            203668108    1,745      100,000   SH      PUT      SOLE       --       100,000    0     0
COTT CORP QUE          COM            22163N106   14,930    2,385,000   SH               SOLE       --     2,385,000    0     0
CROWN HOLDINGS INC     COM            228368106   18,133      540,000   SH               SOLE       --       540,000    0     0
EBIX INC               COM NEW        278715206    7,625      345,000   SH               SOLE       --       345,000    0     0
FIRST CALIFORNIA
 FINANCIAL G           COM NEW        319395109    3,097      950,000   SH               SOLE       --       950,000    0     0
GAYLORD ENTMT CO NEW   COM            367905106    3,983      165,000   SH               SOLE       --       165,000    0     0
HERTZ GLOBAL HOLDINGS
 INC                   COM            42805T105   22,678    1,935,000   SH               SOLE       --     1,935,000    0     0
HFF INC                CL A           40418F108    5,578      540,000   SH               SOLE       --       540,000    0     0
HILLTOP HOLDINGS INC   COM            432748101    4,225      500,000   SH               SOLE       --       500,000    0     0
HOLLYFRONTIER CORP     COM            436106108   13,455      575,000   SH               SOLE       --       575,000    0     0
HOSPIRA INC            COM            441060100    3,644      120,000   SH               SOLE       --       120,000    0     0
ISHARES INC            MSCI HONG KONG 464286871    4,523      292,400   SH               SOLE       --       292,400    0     0
ITT EDUCATIONAL
 SERVICES INC          COM            45068B109    8,534      150,000   SH      PUT      SOLE       --       150,000    0     0
JANUS CAP GROUP INC    COM            47102X105    5,837      925,000   SH               SOLE       --       925,000    0     0
MARATHON OIL CORP      COM            565849106   17,562      600,000   SH     CALL      SOLE       --            --   --    --
MARATHON PETE CORP     COM            56585A102   10,819      325,000   SH               SOLE       --       325,000    0     0
MGIC INVT CORP WIS     COM            552848103    2,984      800,000   SH               SOLE       --       800,000    0     0

Column 1:           Column 2:    Column 3:  Column 4:          Column 5:         Column 6:  Column 7:       Column 8:
---------         -------------- --------- ----------- ------------------------- ---------- --------- ---------------------
                                                                                                        Voting Authority
                                                                                                      ---------------------
                                           Fair Market Shares or
                    Title of       CUSIP      Value    Principal                 Investment   Other
Name of Issuer        Class       Number   (x $1,000)   Amount   SH/PRN Put/Call Discretion Managers    Sole    Shared None
--------------    -------------- --------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
NCR CORP NEW      COM            62886E108   14,156      860,000   SH               SOLE       --       860,000    0     0
NORTHERN
 DYNASTY
 MINERALS LT      COM NEW        66510M204    8,456    1,400,000   SH               SOLE       --     1,400,000    0     0
OWENS ILL INC     COM NEW        690768403   23,062    1,190,000   SH               SOLE       --     1,190,000    0     0
OWENS ILL INC     COM NEW        690768403   21,318    1,100,000   SH     CALL      SOLE       --            --   --    --
P F CHANGS CHINA
 BISTRO INC       COM            69333Y108   19,010      615,000   SH               SOLE       --       615,000    0     0
PIONEER NAT RES
 CO               COM            723787107   14,764      165,000   SH               SOLE       --       165,000    0     0
SODASTREAM
 INTERNATIONAL
 LTD              USD SHS        M9068E105    3,923      120,000   SH               SOLE       --       120,000    0     0
TENET
 HEALTHCARE
 CORP             COM            88033G100    9,491    1,850,000   SH               SOLE       --     1,850,000    0     0
ST JOE CO         COM            790148100    4,134      282,000   SH               SOLE       --       282,000    0     0
URANIUM RES INC   COM PAR $0.001 916901507    2,178    3,000,000   SH               SOLE       --     3,000,000    0     0
ZIPCAR INC        COM            98974X103    2,281      170,000   SH               SOLE       --       170,000    0     0